Cover	Dec. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2025
Entity File Number	000-56555
Entity Registrant Name	Polomar Health Services, Inc.
Entity Central Index Key	0001265521
Entity Tax Identification Number	86-1006313
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	32866 US Hwy.
Entity Address, Address Line Two	19 N
Entity Address, City or Town	Palm Harbor
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34684
City Area Code	727
Local Phone Number	425-7575
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false